Term loans (Schedule of components and movements of term loans) (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about borrowings [line items]
Beginning balance	$ 190,905	$ 112,707
Assumed through business combination		86,520
Additions	292,941
Discounting	(89,085)
Accretion	28,229	12,185
Payments	(33,003)	(20,507)
Ending balance	389,987	190,905
Less current portion	(69,917)	(83,004)
Non-current portion of non-current borrowings	$ 320,070	107,901
Interest rate	3.00%
EDC Loan
Disclosure of detailed information about borrowings [line items]
Beginning balance	$ 87,985	75,800
Assumed through business combination		0
Additions	292,941
Discounting	(89,085)
Accretion	28,229	12,185
Payments	0	0
Ending balance	320,070	87,985
Less current portion	0
Non-current portion of non-current borrowings	320,070
Other Term Loans, one
Disclosure of detailed information about borrowings [line items]
Beginning balance	24,700	36,907
Assumed through business combination		0
Discounting	0
Accretion	0	0
Payments	(13,083)	(12,207)
Ending balance	11,617	24,700
Less current portion	(11,617)
Non-current portion of non-current borrowings	$ 0
Interest rate	6.95%
Monthly instalment amount	$ 1,200
Carrying amount of automobile pledged as security	10,795
Other Term Loans, two
Disclosure of detailed information about borrowings [line items]
Beginning balance	28,220	0
Assumed through business combination		36,520
Discounting	0
Accretion	0	0
Payments	(19,920)	(8,300)
Ending balance	8,300	28,220
Less current portion	(8,300)
Non-current portion of non-current borrowings	$ 0
Interest rate	7.45%
Monthly instalment amount	$ 1,660
Canada Emergency Business Account Loan
Disclosure of detailed information about borrowings [line items]
Beginning balance	50,000	0
Assumed through business combination		50,000
Discounting	0
Accretion	0	0
Payments	0	0
Ending balance	50,000	$ 50,000
Less current portion	(50,000)
Non-current portion of non-current borrowings	0
Minimum repayment amount, if repaid by December 2023	$ 0
Interest rate	0.00%